Property and equipment (Details) - Aircraft and engines - BRL (R$) R$ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Property and equipment
Gain on sale of aircraft and engines	R$ 0.7
Gain associated with sale and leaseback transactions		R$ 5.5